Deferred income	12 Months Ended
Mar. 31, 2019
Disclosure Of Deferred Income [Abstract]
Disclosure of deferred income [text block]
21.	Deferred income

	March 31, 2019	March 31, 2018
Contract liabilities (Previous year - Deferred income)	1,333,802	-
Deferred income	-	1,172,061
	1,333,802	1,172,061